Clinical Trial Collaboration and Supply Agreement	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Clinical Trial Collaboration and Supply Agreement

7. Clinical Trial Collaboration and Supply Agreement

In November 2018, the Company entered into a clinical trial collaboration and supply agreement with Merck (known as MSD outside the United States and Canada), through an affiliate, under which the Company will conduct a clinical trial evaluating FLX475 in combination with KEYTRUDA® (pembrolizumab), Merck’s anti-PD-1 therapy, in patients with advanced cancers. The Company is the sponsor of the clinical trial, and Merck will supply KEYTRUDA® for use in the clinical trial.